CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Allowance for doubtful accounts	$ 118.0	$ 108.6
Other Assets:
Accumulated amortization on intangible assets	$ 213.2	$ 176.1
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	125,000,000	125,000,000
Common stock, issued (in shares)	109,543,492	109,076,337
Treasury stock at cost (in shares)	32,896,063	29,172,342